Investment tax credits (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Investment Tax Credits	$ 169,434	$ 202,472
Investment Tax Credits Earned in Prior Years		(706,000)
Research and development, net [note 12]	2,317,973	2,535,987
Cost of Sales and Services
Disclosure of attribution of expenses by nature to their function [line items]
Investment Tax Credits	70,258	148,695
Research and Development Expense
Disclosure of attribution of expenses by nature to their function [line items]
Investment Tax Credits	69,176	684,709
Research and Development Expenses Gross	2,783,450	2,000,853
Government Grants, Investment Tax Credit	296,043	149,575
Research and development, net [note 12]	2,317,973	2,535,987
Selling General and Administrative Expenses
Disclosure of attribution of expenses by nature to their function [line items]
Investment Tax Credits	30,000	32,486
SR&ED
Disclosure of attribution of expenses by nature to their function [line items]
Investment Tax Credits	$ 169,434	$ 684,709